Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 327	$ 2,613
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	1,150	833
Amortization	2,281	2,142
(Benefit from) provision for deferred income taxes	(1,267)	948
Stock-based compensation expense	1,207	1,181
Other non-cash expenses	304	315
Changes in operating assets and liabilities:
Accounts receivable	(1,115)	1,295
Inventories	(37)	(740)
Prepaid expenses and other current assets	(125)	2
Accounts payable and accrued liabilities	(1,008)	(561)
Restricted cash	150
Income taxes payable, net	(778)	976
Net cash provided by operating activities	1,089	9,004
Cash flows from investing activities:
Payments relating to business combinations, net of $222 cash acquired	(2,528)
Proceeds from disposal of long-lived assets		207
Purchases of long-lived assets	(1,323)	(1,626)
Net cash used in investing activities	(3,851)	(1,419)
Cash flows from financing activities:
Net repayment of line of credit		(3,200)
Proceeds from notes payable and warrants		7,942
Principal payments on notes payable	(1,753)	(9,890)
Payments to reacquire and retire common stock	(134)
Net payments of debt issue costs		(271)
Proceeds from issuance of common stock	3,432
Principal payments on capital lease obligations	(4)
Net cash provided by (used in) financing activities	1,541	(5,419)
Effect of exchange rate changes on cash	86	(83)
Net increase (decrease) in cash	(1,135)	2,083
Cash, beginning of period	4,086	2,003
Cash, end of period	$ 2,951	$ 4,086